Financial Instruments and Risk Management - Schedule of Available Undrawn Committed Bank Facilities (Detail) £ in Millions, $ in Millions	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 GBP (£)
Disclosure of information about undrawn borrowing facilities [line items]
Undrawm borrowing facilities	£ 2,652	$ 3,500	£ 2,600
Due within one year [member]
Disclosure of information about undrawn borrowing facilities [line items]
Undrawm borrowing facilities	788		481
Expiring between one and two years [member]
Disclosure of information about undrawn borrowing facilities [line items]
Undrawm borrowing facilities			900
Expiring after two years [member]
Disclosure of information about undrawn borrowing facilities [line items]
Undrawm borrowing facilities	£ 1,864		£ 1,219